Exhibit 99.17

Data Compare Summary (Total)

Run Date - 9/29/2026 10:19:47 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Type	2	317	0.63%	317
Appraisal Effective Date	4	317	1.26%	317
Balloon Flag	0	317	0.00%	317
Borrower Qualifying FICO	7	317	2.21%	317
City	3	317	0.95%	317
Coborrower Qualifying FICO	2	210	0.95%	317
Contract Sales Price	5	277	1.81%	317
Initial Rate Lock Date	27	317	8.52%	317
Investor: Qualifying Total Debt Ratio	13	317	4.10%	317
Lien Position	0	317	0.00%	317
LTV Valuation Value	7	317	2.21%	317
Note Date	2	317	0.63%	317
Occupancy	0	317	0.00%	317
Original CLTV	4	317	1.26%	317
Original Interest Rate	2	317	0.63%	317
Original Loan Amount	1	317	0.32%	317
Original LTV	3	317	0.95%	317
Original Term	0	317	0.00%	317
Origination Channel	0	317	0.00%	317
Property Type	6	317	1.89%	317
Purpose	0	317	0.00%	317
Representative FICO	7	317	2.21%	317
State	0	317	0.00%	317
Zip	0	317	0.00%	317
Total	95	7,461	1.27%	317